Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Total Investments, at Fair Value	$ 4,013,944,000	$ 3,529,101,000
Investments, at Contract Value:	418,779,000	465,481,000
Total Investments	4,432,723,000	3,994,582,000
EBP, Receivable [Abstract]
Notes Receivable from Participants	47,100,000	44,342,000
Participant Contributions	4,598,000	4,930,000
Employer Contributions	1,643,000	1,830,000
Other Receivables	264,000	663,000
Total Receivables	53,605,000	51,765,000
Net Assets Available for Benefits	4,486,328,000	4,046,347,000
Common Collective Trusts
Assets:
Total Investments, at Fair Value	2,709,815,000	2,334,587,000
Eversource Common Shares Fund
Assets:
Total Investments, at Fair Value	585,652,000	508,278,000
ESOP Allocated Eversource Energy Common Shares
Assets:
Total Investments, at Fair Value	15,764,000	14,698,000
Registered Investment Companies
Assets:
Total Investments, at Fair Value	281,168,000	286,174,000
Investments Held by Brokerage Link
Assets:
Total Investments, at Fair Value	282,857,000	246,002,000
Separately Managed Account
Assets:
Total Investments, at Fair Value	78,021,000	93,636,000
Cash and Cash Equivalents
Assets:
Total Investments, at Fair Value	$ 60,667,000	$ 45,726,000